NET INCOME/LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
NET INCOME/LOSS PER SHARE [Abstract]
NET INCOME/LOSS PER SHARE

18. NET INCOME/LOSS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Numerator for basic loss from continuing operations per share	(559,150)	(1,018,547)	(277,048)
Numerator for basic income (loss) from discontinued operations per share	(347,668)	(58,266)	340,787
Numerator for diluted loss from continuing operations per share	(559,150)	(1,018,547)	(277,048)
Numerator for diluted income (loss) from discontinued operations per share	(347,668)	(58,266)	340,787
Denominator:
Denominator for basic and diluted income (loss) per share weighted average ordinary shares outstanding	5,464,760	13,928,048	36,848,816
Basic and diluted loss per share- continuing operations	(102.32)	(73.13)	(7.52)
Basic and diluted income (loss) per share- discontinued operations	(63.62)	(4.18)	9.25

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the period. Due to the loss from continued operations for the periods, approximately 450,670, 1,238,632, and 1,248,873 share options and restricted shares were excluded from the calculation of diluted net income (loss) per share for the years ended December 31, 2013, 2014 and 2015, respectively, because the effect would be anti-dilutive.